CONVERTIBLE NOTES - Widjaja Convertible Note - Additional Information (Details) - USD ($)				1 Months Ended	12 Months Ended
	Oct. 22, 2020	Jan. 01, 2020	Jan. 11, 2019	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
Short Term Debt [Line Items]
Stated interest rate					12.00%
Measurement period after conversion date		5 years
Ownership Of Outstanding Stock Percentage	4.99%
Note conversions					$ 350,000	$ 45,000
Interest converted to principal						2,133
Repayments of short-term debt						0
Convertible Debt
Short Term Debt [Line Items]
Note conversions				$ 6,252,000
Interest converted to principal				1,145,000
Convertible Debt | Widjaja Note
Short Term Debt [Line Items]
Debt instrument, face amount sold and issued		$ 330,000
Accrued interest		$ 38,407
Stated interest rate			12.00%
Percent of average of two lowest volume weighted average prices			80.00%
Measurement period after conversion date			5 years
Ownership Of Outstanding Stock Percentage			19.99%
Note conversions				330,000		0
Interest converted to principal				$ 68,000		0
Repayments of short-term debt						$ 0